PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment
2019 IN MILLIONS OF USD	BUILDINGS & LEASEHOLD IMPROVEMENTS	FURNITURE FIXTURES	COMPUTER HARDWARE	VEHICLES	WORK IN PROGRESS	TOTAL
AT COST
Balance at January 1	270.4	203.5	47.6	4.4	22.1	548.0

Business combinations	1.6	–	–	–	–	1.6
Additions (note 13.1)	11.9	6.7	6.3	0.6	33.5	59.0
Disposals	(24.6)	(21.8)	(1.8)	(0.2)	–	(48.4)
Reclassification within classes	16.0	21.1	1.5	–	(38.6)	–
Reclassification to intangible assets	–	–	–	–	(0.6)	(0.6)
Currency translation adjustments	2.3	1.2	0.3	–	–	3.8
Balance at December 31	277.6	210.7	53.9	4.8	16.4	563.4

ACCUMULATED DEPRECIATION
Balance at January 1	(138.1)	(115.8)	(28.6)	(3.1)	–	(285.6)

Additions (note 10)	(30.6)	(28.2)	(7.1)	(0.5)	–	(66.4)
Disposals	14.9	15.5	1.3	0.1	–	31.8
Reclassification within classes	4.8	(4.8)	–	–	–	–
Currency translation adjustments	(1.6)	(0.9)	(0.2)	–	–	(2.7)
Balance at December 31	(150.6)	(134.2)	(34.6)	(3.5)	–	(322.9)

IMPAIRMENT
Balance at January 1	(11.5)	(7.6)	(0.3)	–	–	(19.4)

Impairment (note 10)	(2.5)	(1.4)	(0.2)	–	–	(4.1)
Disposals	5.7	4.5	0.1	–	–	10.3
Balance at December 31	(8.3)	(4.5)	(0.4)	–	–	(13.2)

CARRYING AMOUNT
At December 31, 2019	118.7	72.0	18.9	1.3	16.4	227.3

2018 IN MILLIONS OF USD	BUILDINGS & LEASEHOLD IMPROVEMENTS	FURNITURE FIXTURES	COMPUTER HARDWARE	VEHICLES	WORK IN PROGRESS	TOTAL
AT COST
Balance at January 1	251.2	194.3	38.9	4.1	20.1	508.6

Additions (note 13.1)	10.2	4.3	6.4	0.5	46.3	67.7
Disposals	(10.3)	(8.8)	(0.7)	(0.2)	–	(20.0)
Reclassification within classes	22.9	14.7	5.5	–	(43.1)	–
Reclassification to intangible assets	–	–	(2.1)	–	–	(2.1)
Currency translation adjustments	(3.6)	(1.0)	(0.4)	–	(1.2)	(6.2)
Balance at December 31	270.4	203.5	47.6	4.4	22.1	548.0

ACCUMULATED DEPRECIATION
Balance at January 1	(115.9)	(97.1)	(23.0)	(2.9)	–	(238.9)

Additions (note 10)	(33.4)	(28.8)	(6.6)	(0.4)	–	(69.2)
Disposals	9.3	8.2	0.6	0.2	–	18.3
Reclassification within classes	(0.6)	0.6	–	–	–	–
Currency translation adjustments	2.5	1.3	0.4	–	–	4.2
Balance at December 31	(138.1)	(115.8)	(28.6)	(3.1)	–	(285.6)

IMPAIRMENT
Balance at January 1	(3.5)	(1.3)	–	–	–	(4.8)

Impairment (note 10)	(8.0)	(6.3)	(0.3)	–	–	(14.6)
Balance at December 31	(11.5)	(7.6)	(0.3)	–	–	(19.4)

CARRYING AMOUNT
At December 31, 2018	120.8	80.1	18.7	1.3	22.1	243.0

Cash flows used for purchase of property, plant and equipment
IN MILLIONS OF USD	2019	2018	2017
Payables for capital expenditure at the beginning of the period	(13.6)	(11.1)	(14.4)
Additions of property, plant and equipment (note 13)	(59.0)	(67.7)	(76.3)
Payables for capital expenditure at the end of the period	15.2	13.6	11.1
Currency translation adjustments	(0.2)	0.1	–
Total Cash Flow	(57.6)	(65.1)	(79.6)